Equity share capital - Summary of Cash Flow Hedge Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in OCI	$ 2	$ (6)	$ (6)
Reclassified from OCI to profit or loss -included in financial expenses	96	(13)	38
Deferred tax	7	(4)	0
Cash flow hedge reserves [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(24)	(6)	(4)
Costs of hedging deferred and recognised in OCI	2	(6)	(6)
Change in fair value of currency swaps recognised in OCI	(62)	(1)	(34)
Reclassified from OCI to profit or loss -included in financial expenses	96	(13)	38
Deferred tax	(7)	4
Exchange adjustments		(2)
Reserve Of Cash flow Hedges Ending Balance	5	(24)	(6)
Cash flow hedge reserves [member] | Cash flow hedge reserves [Member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(11)	1	(3)
Costs of hedging deferred and recognised in OCI	0
Change in fair value of currency swaps recognised in OCI	(62)	(1)	(34)
Reclassified from OCI to profit or loss -included in financial expenses	96	(13)	38
Deferred tax	(7)	4
Exchange adjustments		(2)
Reserve Of Cash flow Hedges Ending Balance	16	(11)	1
Cash flow hedge reserves [member] | Costs of hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(13)	(7)	(1)
Costs of hedging deferred and recognised in OCI	2	(6)	(6)
Change in fair value of currency swaps recognised in OCI	0
Reclassified from OCI to profit or loss -included in financial expenses	0
Deferred tax	0
Reserve Of Cash flow Hedges Ending Balance	$ (11)	$ (13)	$ (7)